Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss per share
Loss of the year	$ (709,594)	$ (408,265)	$ (608,455)
Weighted average number of shares outstanding	54,381,371	51,075,827	45,410,442
Basic loss per share	$ (13.05)	$ (7.99)	$ (13.40)
Diluted loss per share	$ (13.05)	$ (7.99)	$ (13.40)